Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 9 - Shareholders' Equity

Stock options to employees and directors

A.
On July 21, 2004, the Board resolved, subject to shareholders' approval that was given on December 30, 2004, to adopt the Share Option Plan (2004) (the "2004 Plan"). Option grants to employees under the 2004 Plan, including terms of vesting and the exercise price, are subject to the Board of Directors' approval. Option grants to directors and certain other officers are generally subject to the approvals of the Compensation Committee as well as Board of Directors, and grants to directors or a CEO will also generally have to be approved by the Shareholders. The term of the options shall not exceed 10 years from the date that the option was granted.

The 2004 plan initially covered up to 282,750 options and subsequent to an amendment by the board in 2007 it covered up to 582,750 options.   In August 2012, the Board of Directors increased the number of the ordinary shares available for issuance under the 2004 plan by an additional 500,000. All options are at a conversion rate of 1:1.

B.	No options have been granted by the Company other than to employees and directors, as mentioned above.

C.
Options granted to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards of options, or the ordinary shares issued upon their exercise, must be deposited with a trustee for at least two years following the date of grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares.

Gains on awards granted under the plan are subjected to capital gains tax of 25% to be paid by the employee, and the Company is not entitled to a tax deduction.

D.	On October 15, 2008, the Company granted, in the aggregate, 200,000 options to certain of its directors and employees under the 2004 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 3.82 and the option expiration date was the earlier to occur of: (a) October 15, 2016; and (b) the closing price of the shares falling below US$ 1.91 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.73%
Expected dividend yield	0.0%
Average expected volatility (b)	112.42%
Termination rate	11%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.	No expenses were incurred during the year ended December 31, 2012 in relation to this grant. As at December 31, 2012, all expenses related to this grant were recognized.

E.	On December 21, 2010, the Company granted, in the aggregate, 137,500 options to certain of its directors and employees under the 2004 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 18.82 and the Option expiration date was the earlier to occur of: (a) December 21, 2018; and (b) the closing price of the shares falling below US$ 9.41 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.00%
Expected dividend yield	0.0%
Average expected volatility (b)	82.64%
Termination rate	9%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.
Compensation expenses incurred during the year ended December 31, 2012 in relation to this grant were approximately US$ 389 thousand. As at December 31, 2012, there was approximately US$ 149 thousand of unrecognized compensation costs related to this grant to be recognized over a weighted average period of 0.98 years.

F.	On September 13, 2012, the Company granted, in the aggregate, 240,000 options to certain of its directors and employees under the 2004 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 15.28 and the Option expiration date was the earlier to occur of: (a) September 13, 2020; and (b) the closing price of the shares falling below US$ 7.64 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	1.33%
Expected dividend yield	0.0%
Average expected volatility (b)	64.71%
Termination rate	9%
Suboptimal rate (c)	3.2

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.
Compensation expenses incurred during the year ended December 31, 2012 in relation to this grant were approximately US$ 155 thousand. As at December 31, 2012, there was approximately US$ 1,084 thousand of unrecognized compensation costs related to this grant to be recognized over a weighted average period of 2.21 years.

G.	The following table summarizes information regarding stock options as at December 31, 2012:

	Options outstanding		Options exercisable
		Weighted		Weighted
		average remaining		average remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)
3.82	40,087	3.79	40,087	3.79
18.82	135,000	5.97	67,500	5.97
15.28	238,000	7.70	-	-

	413,087		107,587

The aggregate intrinsic value of options outstanding as of December 31, 2011 and 2012 is US$ 1,718 thousand and US$ 1,199 thousand, respectively.

The aggregate intrinsic value of options exercisable as of December 31, 2011 and 2012 is US$ 1,718 thousand and US$ 566 thousand, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2011 and 2012, is US$ 609 thousand and US$ 1,191 thousand, respectively.

The intrinsic value of the options at the date of grant is zero.

H.           The stock option activity under the abovementioned plans is as follows:

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2010	240,700

Granted	137,500	18.82	8.69
Exercised	(70,375)	3.68	1.81
Forfeited	(2,000)	3.82	1.81
Balance at December 31, 2010	305,825

Exercised	(45,400)	3.62	1.75
Forfeited	(3,000)	16.32	7.54

Balance at December 31, 2011	257,425

Granted	240,000	15.28	6.54
Exercised	(82,338)	3.35	1.81
Forfeited	(2,000)	15.28	6.54

Balance at December 31, 2012	413,087
Exercisable at December 31, 2012	107,587

I.	During 2010, 2011 and 2012, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2010	2011	2012
	US$ thousands	US$ thousands	US$ thousands
Cost of sales	33	24	46
Research and development costs	71	96	130
Selling and marketing expenses	65	134	159
General and administrative expenses	62	183	209

	231	437	544